MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED DECEMBER 28, 2012 TO

PROSPECTUS DATED JULY 31, 2012

On November 9, 2012, the Board of Trustees of the Northern Multi-Manager Funds approved the termination of TCW Investment Management Company (“TCW”) as a sub-adviser to the Multi-Manager Mid Cap Fund effective December 27, 2012. All references to TCW in the Prospectus are hereby deleted.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT (12/12)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

Supplement dated December 28, 2012 to Statement of Additional Information dated July 31, 2012

On November 9, 2012, the Board of Trustees of the Northern Multi-Manager Funds approved the termination of TCW Investment Management Company (“TCW”) as a sub-adviser to the Multi-Manager Mid Cap Fund effective December 27, 2012. All references to TCW in the SAI are hereby deleted.